Earnings per Share (Notes)	6 Months Ended
Jun. 30, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
6.    EARNINGS PER SHARE

Basic earnings per share (“EPS”) are calculated with reference to the weighted average number of common shares outstanding during the period. Treasury shares are not included in the calculation. The computation of diluted EPS for the six month periods ended June 30, 2014 and 2013, assumes the conversion of potentially dilutive instruments.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	Six months ended June 30,
	2014	2013
Net (loss) income attributable to Golar LNG Ltd stockholders - basic and diluted	(11,239)	144,533

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Six months ended June 30,
(in thousands)	2014	2013
Weighted average number of common shares outstanding	80,572	80,515

	Six months ended June 30,
(in thousands)	2014	2013
Diluted earnings per share:

Weighted average of number of common shares outstanding	80,572	80,515
Effects of dilutive share options	207	182
Effect of dilutive convertible bonds	—	4,845
Common stock and common stock equivalent	80,779	85,542

(Loss) earnings per share are as follows:

	Six months ended June 30,
	2014	2013
Basic	$(0.14)	$1.80
Diluted	$(0.14)	$1.69